                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ];  Amendment Number:
                                                -----
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT  06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden
Title:   Chairman
Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden            Greenwich, CT             May 17, 2010
------------------------    ---------------------------    -----------------
     [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 13

Form 13F Information Table Value Total:        $ 1,204,887
                                               (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED MARCH 31, 2010

                                                                                                          Voting Authority
                              Title of              Value   Shrs or prn SH/ Put/ Investment  Other   ---------------------------
Name of Issuer                 Class     CUSIP    (x $1000)    amt      PRN Call Discretion Managers    Sole      Shared    None
--------------               --------- ---------- --------- ----------- --- ---- ---------- -------- ----------   ------    ----
AON CORP                     COM       037389103   63,554    1,488,030  SH        SOLE                1,488,030
BALLY TECHNOLOGIES INC       COM       05874B107   99,870    2,463,502  SH        SOLE                2,463,502
BURGER KING HLDGS INC        COM       121208201   92,603    4,355,720  SH        SOLE                4,355,720
DUN & BRADSTREET CORP DEL NE COM       26483E100   96,551    1,297,377  SH        SOLE                1,297,377
BLOCK H & R INC              COM       093671105  236,600   13,292,143  SH        SOLE               13,292,143
HELMERICH & PAYNE INC        COM       423452101  140,486    3,689,226  SH        SOLE                3,689,226
HEWITT ASSOCS INC            COM       42822Q100   40,626    1,021,268  SH        SOLE                1,021,268
HILLENBRAND INC              COM       431571108  111,475    5,069,358  SH        SOLE                5,069,358
HILL ROM HLDGS INC           COM       431475102   26,612      978,009  SH        SOLE                  978,009
PHARMACEUTICAL PROD DEV INC  COM       717124101   12,733      536,368  SH        SOLE                  536,368
RAYTHEON CO                  COM NEW   755111507   88,357    1,546,867  SH        SOLE                1,546,867
STERIS CORP                  COM       859152100  170,566    5,067,321  SH        SOLE                5,067,321
ZALE CORP NEW                COM       988858106   24,854    9,070,839  SH        SOLE                9,070,839